Schedule of Long Term Debt Maturities (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Nov. 12, 2025
Short-Term Debt [Line Items]
Interest rate percentage	3.00%	6.953%
Debt instrument face value		$ 1,268,732
M&T Bank Term Note Payable [Member]
Short-Term Debt [Line Items]
Debt instrument face value		$ 1,268,732
M&T Bank Term Note Payable [Member] | Notes Payable 1 [Member]
Short-Term Debt [Line Items]
Debt instrument face value	$ 863,607
Principal installments	$ 7,389
Interest rate percentage	6.13%
Maturity, description	The note matures in February 2029.
M&T Bank Term Note Payable [Member] | Notes Payable 2 [Member]
Short-Term Debt [Line Items]
Debt instrument face value	$ 236,781
Principal installments	$ 3,385
Interest rate percentage	6.05%
Maturity, description	The note matures in March 2029.
M&T Bank Term Note Payable [Member] | Notes Payable 3 [Member]
Short-Term Debt [Line Items]
Debt instrument face value	$ 1,775,000
Principal installments	$ 34,886
Interest rate percentage	6.59%
Maturity, description	The note matures in November 2028.
M&T Bank Term Note Payable [Member] | Notes Payable 4 [Member]
Short-Term Debt [Line Items]
Debt instrument face value	$ 1,064,000
Principal installments	$ 6,652
Interest rate percentage	2.22%
Maturity, description	The note matures in June 2036.
M&T Bank Term Note Payable [Member] | Notes Payable 5 [Member]
Short-Term Debt [Line Items]
Debt instrument face value	$ 1,268,732
Principal installments	$ 40,031.03
Interest rate percentage	6.95%
Maturity, description	matures in 10/31/2028.